Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

11. Stock Based Compensation

On July 24, 2008, at the Company’s 2008 Annual Meeting of Stockholders (the “2008 Annual Meeting”), stockholders approved the Amended and Restated 2006 Long-Term Incentive Plan (the “Incentive Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Long-Term Incentive Plan. The Incentive Plan provides for the issuance of up to 3,000,000 shares of the Company’s common stock. The Compensation Committee has the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 625,000 shares of the Company’s common stock to any individual during any calendar year.

As of December 31, 2012, 1,407,342 shares of common stock remain eligible to be issued under the Incentive Plan.

At the 2008 Annual Meeting, stockholders approved the Amended and Restated Employee Stock Purchase Plan (the “Stock Purchase Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Employee Stock Purchase Plan. The Stock Purchase Plan permits eligible employees of the Company to automatically purchase at the end of each month at a discounted price, a certain number of shares of the Company’s common stock by having the effective purchase price of such shares withheld from their base pay. The Stock Purchase Plan provides for the issuance of up to 2,000,000 shares of the Company’s common stock, increased from 250,000 under the Company’s original 2006 Employee Stock Purchase Plan. On August 20, 2008, the Company filed a registration statement on Form S-8 under the Securities Act covering 1,750,000 shares reserved for issuance under the Stock Purchase Plan.

As of December 31, 2012, 1,877,612 shares of common stock remain unissued under the Stock Purchase Plan.

Equity instruments issued to employees are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  Stock based compensation for employees and directors was approximately $323, $12, and $2,141 for the years ended December 31, 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, respectively, stock based compensation for employees of $0, $0 and $205 was reflected in selling and marketing expenses, and $323, $12 and $1,936 respectively, was reflected in general and administrative expenses.

Equity instruments issued to non-employees are recorded at their fair value on the grant date. The non-vested portions of the award are adjusted based on market value on a quarterly basis and the adjusted value of the award is amortized over the expected service period.  Stock based compensation for non-employees was approximately $0, $0 and $184 for the years ended December 31, 2012, 2011 and 2010, respectively and was reflected in general and administrative expenses.

The following table summarizes total stock based compensation costs for the years ended December 31, 2012, 2011 and 2010.

For the Year Ended December 31, 2012
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$323	$323
Total	$-	$323	$323

For the Year Ended December 31, 2011
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

Stock Options

The fair value of each option grant during the years ended December 31, 2012 and 2010 was estimated on the date of grant using the Black-Scholes option pricing model. No stock options were granted during the year ended December 31, 2011. The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2012 and 2010 were as follows:

	For the Years Ended December 31,
	2012	2010
Dividend yield	0%	0%
Expected volatility	87.9%	103.2%
Risk-free interest rate	1.13%	2.69%
Expected lives	3.0 years	3.0 years

The expected life of options granted was calculated using the simplified method set out in SEC Staff Accounting Bulletin No. 110 using the vesting term of 3 years and the contractual term of 5 years. The simplified method defines the expected life as the average of the contractual term and the vesting period.

The weighted average fair value of the options on the date of grant, using the fair value based methodology for years ended December 31, 2012 and 2010 was $1.61 and $1.06 per share, respectively.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a fair value of approximately $80 utilizing the Black-Scholes option pricing model and the following assumptions: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $106 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On March 16, 2012, the Company granted, in the aggregate, options for the purchase of 200,000 shares of its common stock at an exercise price of $3.05 per share, under the Incentive Plan, to two executives of the Company. The options have a term of five years and were vested on September 16, 2012. These options have an aggregate grant date fair value of approximately $323 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 87.9%, dividends of 0%; and a risk free interest rate of 1.13%.

At December 31, 2012, 2011 and 2010 the unamortized fair value of employee stock options outstanding was approximately $0, $1 and $29, respectively. For the years ended December 31, 2012, 2011 and 2010 costs of approximately $323, $13 and $82 respectively, were recognized in connection with the vesting of these employee stock options.

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2012, 2011 and 2010, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2010	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	325,003	$1.80
Forfeited	175,157	$3.58
Options outstanding at December 31, 2011	64,998	$4.28
Granted	200,000	$3.05
Exercised	(4,998)	$1.70
Forfeited	(60,000)	$4.50
Options outstanding at December 31, 2012	200,000	$3.05	4.2 years	$-
Exercisable, December 31, 2012	200,000	$3.05	4.2 years	$-
Options vested during the year ended December 31, 2012	204,998	$3.02

Restricted Stock Units (“RSUs”)

On May 28, 2008, the Company issued an offer to holders of outstanding stock options issued prior to January 1, 2008 (“Eligible Options”), to exchange their Eligible Options for RSUs on a 3 for 1 basis. Each RSU represented one share of the Company’s common stock to be issued in the future, based on certain time-based vesting requirements. The offer expired on June 25, 2008. As result of this offer, on June 26, 2008, 1,105,188 stock options were accepted for exchange and cancellation, and the Company issued 368,475 RSUs with a grant date fair value of $2.12 per share to participants in the offer. The grant date fair value of the restricted stock units was determined by using the closing price of the Company’s common stock on the day immediately preceding the grant date.

All of the Company’s executive officers and directors participated in the exchange offer, and as a group, accounted for approximately 78% of the stock options exchanged and cancelled and RSUs issued in the offer.

The excess of the aggregate grant date fair value of the RSUs of $781 over the fair value of the stock options canceled of $672 was added to the unamortized value of the options canceled on May 28, 2008, which amounted to $2,863 and was amortized over the vesting period of the RSUs.

RSUs held by executive officers and directors vested ratably on each of the first, second and third anniversaries of the grant date. RSUs held by all other employees and consultants vested ratably on the first and second anniversaries of the grant date. As of December 31, 2012, all RSU’s were fully vested.

At December 31, 2012, there are no unamortized expenses remaining related to the value of RSUs. For the years ended December 31, 2012, 2011 and 2010, a cost of $0, $0 and $582, respectively, was recognized in connection with the vesting of these employee RSUs.

A summary of the activity related to RSUs for the years ended December 31, 2011 and 2010 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2010	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-

Stock Purchase Plan

The Stock Purchase Plan was established for eligible employees to purchase shares of the Company’s common stock on a monthly basis at 85% of the lower of the market value of the Company’s common stock on the first or last business day of each month. Under the Stock Purchase Plan, employees may authorize the Company to withhold up to 15% of their compensation during any monthly offering period for common stock purchases, subject to certain limitations. The Stock Purchase Plan was implemented during July 2008 and is qualified under Section 423 of the Internal Revenue Code. For the year ended December 31, 2010, 31,289 shares were issued under the Stock Purchase Plan, resulting in total proceeds of $45. Stock based compensation recognized in connection with the issuance of these shares was $16 for the year ended December 31, 2010. There were no shares issued for the years ended December 31, 2012 or 2011 related to the Stock Purchase Plan.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 175,000 shares of restricted stock to two senior officers under the terms of the renewal of their respective employment and consulting agreements.

On July 24, 2008 the Company awarded 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Office and Chief Financial Officer, respectively, in connection with the 2006 Executive Compensation Performance Bonus Plan.

During the year ended December 31, 2010, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,468 was recognized for the vesting of restricted stock (See Note 9 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares).